Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (7,864,289)	$ (4,528,126)	$ (6,165,793)	$ (2,697,795)
Adjustments required to reconcile net loss to cash used in operating activities:
Shares issued for services	3,336,440	2,097,751	3,279,850	1,508,133
Loss on preferred stock conversion	246,745
Loss on conversion of debt	1,396,433	442,697	(396,007)
Amortization expense	169,395		9,292
Depreciation expense	71,009	1,896	2,875	289
Depreciation and amortization			24,150	289
Amortization of debt discount	39,655		(21,275)
Loss on extinguishment of debt			396,007	9,003
Share-based compensation		1,116,829	1,347,624
Changes in net assets and liabilities:
(Increase) decrease in receivable	8,766	(22,632)
(Increase) decrease in accounts receivable			(23,587)
(Increase) decrease in prepaid expenses	8,273	17,518	(35,045)	(28,966)
(Increase) decrease in inventory	(22,742)
(Increase) decrease in other assets	153,615	(25,000)	(200,337)
Increase (decrease) in accounts payable	(54,754)	(148,019)	(89,997)	(96,457)
Increase (decrease) in accrued liabilities	(1,725)	(2,274)	43,766	4,092
Net cash used in operating activities	(2,552,834)	(1,049,360)	(1,423,362)	(1,301,701)
Cash flows from investing activities:
Purchase of property and equipment	(14,194)	(11,687)	(11,626)	(4,134)
Cash received from acquisition	11,474
Cash used in investing activities	(2,720)	(11,687)	(11,626)	(4,134)
Cash flows from financing activities:
Proceeds from issuance of preferred and common stock	500,000	952,000
Proceeds from issuance of common stock			952,000	1,105,000
Proceeds from warrant exercise	100,000
Borrowings on debt - related party		50,000		7,947
Borrowings on debt	1,915,000	100,000	595,000
Contributed capital				7,947
Principal payments made on debt				(8,689)
Net cash provided by financing activities	2,515,000	1,102,000	1,547,000	1,104,258
Foreign currency translation adjustment	(53,333)	604	(155)	155
Change in cash	(93,887)	41,557	112,012	(201,422)
Cash - Beginning of period	160,629	48,772	48,772	250,194
Cash - End of period	66,742	90,329	160,629	48,772
Non-cash transactions:
Conversion of preferred stock	42
Debt discount attributable to beneficial conversion feature			51,638
Stock issued to settle debt	$ 711,684	$ 100,000	100,000	15,750
Debt issued for equity commitment			$ 75,000